Note 6 - Stock-Based Compensation Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
6.	Stock-Based Compensation Expense

Stock-based compensation expense related to stock options is recognized on a straight-line basis over the requisite service period for the award and is allocated to research and development expense or general and administrative expense based upon the classification of the individual to whom the award is granted. Stock-based compensation expense related to stock option grants was $227,114 and $681,166 during the three-month and nine-month periods ended September 30, 2023, respectively, as compared to $190,191 and $570,573, respectively, during the same periods of 2022. As of September 30, 2023, there is $738,281 of unrecognized compensation expense that we expect to recognize over a weighted-average period of 1.6 years.

We have also issued shares of our restricted common stock to consultants and recognize the related expense over the terms of the related agreements. During the three-month and nine-month periods ended September 30, 2023 we recorded stock-based compensation expense of $70,833 and $132,333, respectively, associated with common stock issued for consulting services, as compared to $48,375 and $80,322, respectively, for the same periods of 2022. As of September 30, 2023, there is $104,167 recorded as a prepaid expense for these arrangements, which will be recognized as expense over the term of the related agreements.

6.	Stock-Based Compensation Expense

Stock-based compensation expense related to stock options is recognized on a straight-line basis over the requisite service period for the award and is allocated to research and development expense or general and administrative expense based upon the classification of the individual to whom the award is granted.

We use the Black-Scholes model for determining the grant date fair value of our stock option grants. This model utilizes certain information, such as the interest rate on a risk-free security with a term generally equivalent to the expected life of the option being valued and requires certain other assumptions, such as the expected amount of time an option will be outstanding until it is exercised or expired, to calculate the fair value of stock options granted. The significant assumptions we used in our fair value calculations were as follows:

	2022	2021
Weighted average risk-free interest rates	3.54%	1.43%
Expected dividend yield	0.0%	0.0%
Expected life of option (in yrs)	7.0	7.0
Expected volatility	160.0%	84.8%

The weighted-average grant date fair values of stock options granted during 2022 and 2021 were $0.73 and $2.87, respectively. As of December 31, 2022, there is $1,449,405 of unrecognized compensation expense that will be recognized over a weighted-average period of 2.0 years.

We also have issued shares of restricted common stock to consultants and recognize the related expense over the terms of the related agreements. As of December 31, 2022, there is $24,000 recorded as a prepaid expense for these arrangements, which will be recognized as expense over the terms of the related agreements.

The following table summarizes our total stock-based compensation expense for employees, directors and consultants for the years ended December 31, 2022 and 2021:

	2022	2021
Stock options:
Research and development	$225,031	$96,814
General and administrative	548,346	172,613
Total stock option expense	773,377	269,427
Stock awards (consultants):
General and administrative	128,697	100,560
Total stock-based compensation expense	$902,074	$369,987

During September 2021, we recorded $209,825 of expense associated with the issuance of a stock purchase warrant in connection with our entering into a technology licensing agreement; such amount was recorded as research and development expense.